Analysis of Assets and Liabilities by Financial Instrument Classification - Schedule of Classification of Financial Assets and Financial Liabilities (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Loan from a related party [Member]
Financial liabilities (at amortized cost)
Financial liabilities (at amortized cost)	R 138	R 924
Trade and other payables (exclude other taxes) [Member]
Financial liabilities (at amortized cost)
Financial liabilities (at amortized cost)	414,147	398,153
Term loans [Member]
Financial liabilities (at amortized cost)
Financial liabilities (at amortized cost)	314,953	48,179
Bank overdraft [Member]
Financial liabilities (at amortized cost)
Financial liabilities (at amortized cost)	205,299	23,362
Financial liabilities (at amortized cost) [Member]
Financial liabilities (at amortized cost)
Financial liabilities (at amortized cost)	934,537	470,618
Loan to a related party [Member]
Financial assets (at amortized cost)
Financial assets (at amortized cost)	28,700	28,200
Trade and other receivables (exclude prepayments and other taxes) [Member]
Financial assets (at amortized cost)
Financial assets (at amortized cost)	538,186	931,495
Cash and cash equivalents [Member]
Financial assets (at amortized cost)
Financial assets (at amortized cost)	1,042,882	459,527
Financial assets (at amortized cost) [Member]
Financial assets (at amortized cost)
Financial assets (at amortized cost)	R 1,609,768	R 1,419,222